Financial instruments and fair value disclosures - Aging of trade receivables, Allowance for doubtful accounts (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	$ 273.1	$ 175.9
Allowance for doubtful accounts
Balance at the beginning	5.0	8.9
Bad debt expense	4.7
Allowance reversed		(3.7)
Foreign exchange		(0.2)
Balance at the ending	9.7	5.0
2017 - Current
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	208.3	130.1
Past due 1 - 30 days
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	52.5	15.0
Past due 31 - 90 days
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	6.8	5.7
Past due 90+ days
Disclosure of financial assets [line items]
Trade receivables, net of allowance for doubtful accounts	$ 5.5	$ 25.1